Digital Asset	12 Months Ended
Dec. 31, 2021
Digital Asset
Digital Asset

5.	Digital Asset

Digital asset holdings were comprised of the following:

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

USDC	$5,000,000	$-	$-	$-
Total	$5,000,000	$-	$-	$-

Additional information about USDC:

The following table presents additional information about USDC for the year ended December 31, 2021, the period of three months ended December 31, 2020 and for the years ended September 30, 2020 and 2019 respectively:

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Opening balance	$-	$-	$-	$-
Collection from isuance of new shares	5,000,000	-	-	-
Ending balance	$5,000,000	$-	$-	$-

For the year ended December 31, 2021, the Company did not consider it necessary to recognize any allowance for the impairment of the USDC.